UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23220

Fiera Capital Series Trust
 (Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor
New York, New York 10152
 (Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Willington, Delaware 19808
 (Name and address of agent for service)

Copies to:

Stephen A. McShea
Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: July 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Fiera Capital Series Trust

By (Signature and Title):	/s/ Benjamin Thompson
Benjamin Thompson, Principal Executive Officer

Date:	August 23, 2017